Right-of-use Asset and Lease Liability - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating leases: Remainder of 2020	$ 353,601
Operating leases: 2021	154,559	$ 154,559
Operating leases: 2022	102,891	102,891
Operating leases: 2023	69,333	69,333
Operating leases: Total lease payments	680,384	818,924
Operating leases: Less interest	(55,798)	(63,015)
Total	$ 624,586	$ 755,909	[1]

[1]	There is no comparable information for operating leases at or for the year ended December 31, 2018 since the Company adopted ASU No. 2016-02 on January 1, 2019 and elected to recognize operating lease right-of-use assets and operating lease liabilities at the adoption date.